Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consisted of the following:

(amounts in thousands)	June 30, 2014	December 31, 2013
	(Unaudited)
Raw materials(1)	$1,717	$809
Work-in-process(1)	1,182	342
Finished goods	31	367
Spare parts and supplies	127	145
	$3,057	$1,663

(1)	Raw materials and work-in-process increased from December 30, 2013 to June 30, 2014 in preparation for gaming chip and plaque orders expected to be delivered in the second half of 2014.

Inventories consisted of the following:

	December 31,

(amounts in thousands)	2013	2012

Raw materials	$809	$867
Work-in process	342	98
Finished goods	367	875
Spare parts	119	106
Casino inventories	26	101
	$1,663	$2,047